STOCK COMPENSATION PLANS	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK COMPENSATION PLANS

NOTE 6 – STOCK COMPENSATION PLANS

In the ordinary course of business, the Company may issue stock options to employees, officers and directors from time to time. Fair values of the stock option awards are based on the associated value of the services rendered, where reasonably determinable.

Equity Compensation not approved by security holders

During the six months ended February 28, 2018 and the year ended August 31, 2017, options to purchase 15,464,031 and 28,300,000 shares of our common stock had been granted to our directors, officers, employees, consultants and strategic service provider under equity compensation not approved by security holders.

Options issued had the following terms:

	Six Months Ended	Year Ended
	February 28,	August 31,
	2018	2017
Exercise price	$1.50 - $2.50	$0.75 - $3.75
Time to vest	On issuance – 4 years	On issuance – 4 years
Expiration after vesting	5 years	3 years – 5 years

2017 Equity Incentive Plan

On July 30, 2017, the Board of Directors of the Company approved, and on July 31, 2017 the shareholders of the Company approved, the Airborne Wireless Network 2017 Stock Option Plan (the “2017 Plan”). The 2017 Plan permits the Company to issue up to 10,000,000 shares of common stock upon exercise of options granted to selected employees, directors, consultants and advisers. The options may be either “incentive stock options” (as such term is defined in the Internal Revenue Code of 1986) or options that are not intended to qualify as “incentive stock options” (these are referred to as “non-qualified options”). Incentive stock options may be granted only to employees. The 2017 Plan is administered by the Board or, at the discretion of the Board, a Board committee. The administrator determines who will receive options and the terms of the options, including the exercise price, expiration date, vesting and the number of shares. The exercise price of each stock option may not be less than the fair market value of the Common Stock on the date of grant, although the exercise price of any incentive stock option granted to a 10% Shareholder may not be less than 110% of the fair market value on the grant date. Options may be exercisable (“vest”) immediately or in increments based on time and/or performance criteria as determined by the administrator. The term of any option may not exceed 10 years (five years for any incentive stock option granted to a 10% shareholder), and unless otherwise determined by the administrator, each option must terminate no later than three months after the termination of the optionee’s employment (one year in the event of death or disability). Subject to a few minor exceptions, options may not be transferred other than by will or by the laws of descent and distribution. The 2017 Plan will expire on December 31, 2026.

On December 30, 2017, the Company granted options to directors (see below) to purchase an aggregate of 400,000 shares of our common stock at a price of $1.98 per share vesting immediately on December 31, 2017. The options expire December 29, 2022, unless such director ceases his or her service as a director prior the exercise or expiration of the option.

As of February 28, 2018, there were 9,600,000 shares available for future grant under the 2017 Plan.

Stock Options

During the period ended February 28, 2018 and the year ended August 31, 2017, the Company granted options with an aggregate fair value of $32,996,834 and $33,314,610, respectively, which are being amortized into compensation expense over the vesting period of the options as the services are being provided.

The following is a summary of stock option activity during the six months ended February 28, 2018 and the year ended August 31, 2017:

	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price	Fair Value on Grant Date	Intrinsic Value
Balances as of August 31, 2016	4,550,000	$1.32	$2,550,380	$1,919,000
Granted	23,800,000	1.97	33,314,610	6,021,500
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of August 31, 2017	28,350,000	$1.86	$35,864,990	$7,940,500
Granted	15,864,031	1.99	32,996,834	2,085,621
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of February 28, 2018	44,214,031	$1.91	$68,861,824	$10,026,121

The following table summarizes information relating to exercisable stock options as of February 28, 2018:

Options Exercisable
Number	Weighted Average
of Shares	Exercise Price
22,464,031	$1.59

Aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company’s stock exceeded the exercise price of the stock options exercisable at February 28, 2018. As of February 28, 2018, the aggregate intrinsic value of stock options outstanding was approximately $10,026,121 based on the closing market price of $1.98 on February 28, 2018.

Weighted-average grant-date fair value for non-vested stock options as of February 28, 2018 and August 31, 2017 were listed as follows:

		Weighted-Average
		Grant Date
		Fair Value
	Shares	Per Share
Unvested, August 31, 2016	4,500,000	$0.56
Granted	23,800,000	1.40
Vested	(4,050,000)	1.27
Forfeited	-	-
Unvested, August 31, 2017	24,250,000	$1.27
Granted	15,864,031	2.08
Vested	(18,364,031)	1.59
Forfeited	-	-
Unvested, February 28, 2018	21,750,000	$1.59

The fair value of each option on the date of grant is estimated using the Black-Scholes option valuation model. The following weighted-average assumptions were used for options granted during the six months ended February 28, 2018 and 2017:

Six Months Ended
February 28,
	2018	2017
Expected term	4.84 years – 5.88 years	1 - 5 years
Expected average volatility	175% - 176%	176% - 189%
Expected dividend yield	-	-
Risk-free interest rate	2.20% - 2.35%	1.42% - 2.01%

The total fair values of stock options that vested during the period ended February 28, 2018 and year ended August 31, 2017 were $30,930,938 and $16,234,697, respectively.

As of February 28, 2018, there was $21,623,880 of total unrecognized compensation cost related to non vested stock options granted. The Company expects to recognize that cost over a remaining weighted average period of 6.38 years as of February 28, 2018.

NOTE 7 – STOCK COMPENSATION PLANS

In the ordinary course of business, the Company may issue stock options to employees, officers and directors from time to time. Fair values of the stock option awards are based on the associated value of the services rendered, where reasonably determinable.

We granted stock options, which was adopted by our board of directors, which provides for equity incentives to be granted to certain employees.

During the year ended August 31, 2015, the Company did not grant any stock options.

During the year ended August 31, 2016, the Company granted the following stock options:

•	On August 7, 2016, the Company granted options to an employee to purchase 50,000 shares of our common stock at a price of $0.50 per share, that do not expire. The option had a value of $21,500.

•	On August 19, 2016, the Company granted options to an employee to purchase an aggregate of 4,500,000 shares of our common stock at a price of $0.75 per share, with 1/3 of the shares vesting on August 19, 2017, $1.25 per share for 1/3 of the shares vesting on August 19, 2018, and $2.00 per share for 1/3 of the shares vesting on August 19, 2019. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $2,528,880. Total compensation cost expected to be recognized in future periods for unvested options at August 31, 2017 amounted to $960,358. During the years ended August 31, 2017 and 2016, the Company charged to operations stock-based compensation expense of $1,517,713 and $50,809, respectively.

During the year ended August 31, 2017, the Company granted the following stock options:

•	On October 7, 2016, the Company granted options to an employee to purchase an aggregate of 4,500,000 shares of our common stock at a price of $0.75 per share for 1/3 of the shares vesting on October 7, 2017, $1.25 per share for 1/3 of the shares vesting on October 7, 2018, and $2.00 per share for 1/3 of the shares vesting on October 7, 2019. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $3,571,773. Total compensation cost expected to be recognized in future periods for unvested options at August 31, 2017 amounted to $1,610,288. During the year ended August 31, 2017, the Company charged to operations stock-based compensation expense of $1,961,485.

•	On November 1, 2016, the Company granted options to an employee to purchase an aggregate of 4,500,000 shares of our common stock at a price of $0.75 per share for 1/3 of the shares vesting on November 1, 2017, $1.25 per share for 1/3 of the shares vesting on November 1, 2018, and $2.00 per share for 1/3 of the shares vesting on November 1, 2019. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $3,960,769. Total compensation cost expected to be recognized in future periods for unvested options at August 31, 2017 amounted to $1,951,447. During the year ended August 31, 2017, the Company charged to operations stock-based compensation expense of $2,009,322.

•	On January 1, 2017, the Company granted options to an employee to purchase an aggregate of 3,750,000 shares of our common stock at a price of $1.25 per share for 1/3 of the shares vesting immediately on January 1, 2017, $1.75 per share for 1/3 of the shares vesting on January 1, 2018, and $2.50 per share for 1/3 of the shares vesting on January 1, 2019. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $5,143,711. Total compensation cost expected to be recognized in future periods for unvested options at August 31, 2017 amounted to $1,723,965. During the year ended August 31, 2017, the Company charged to operations stock-based compensation expense of $3,419,745.

•	On January 1, 2017, the Company granted options to an employee to purchase an aggregate of 50,000 shares of our common stock at a price of $1.25 per share vesting immediately on January 1, 2017. The options expire December 31, 2021, unless the employee is terminated pursuant to her employment agreement. The options had an aggregate value totaling $67,894. During the year ended August 31, 2017, the Company charged to operations stock-based compensation expense of $67,894.

•	On February 1, 2017, the Company granted options to an employee to purchase an aggregate of 6,000,000 shares of our common stock at a price of $2.00 per share for 1/3 of the shares vesting on January 1, 2018, $2.75 per share for 1/3 of the shares vesting on January 1, 2019, and $3.25 per share for 1/3 of the shares vesting on January 1, 2020. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $11,134,303. Total compensation cost expected to be recognized in future periods for unvested options at August 31, 2017 amounted to $6,933,313. During the year ended August 31, 2017, the Company charged to operations stock-based compensation expense of $4,200,990.

•	On July 31, 2017, the Company granted options to an employee to purchase an aggregate of 5,000,000 shares of our common stock at a price of $2.00 per share for 1/4 of the shares vesting immediately on July 31, 2017, $2.25 per share for 1/4 of the shares vesting on January 1, 2018, $2.50 per share for 1/4 of the shares vesting on January 1, 2019 and $2.75 per share for 1/4 of the shares vesting on January 1, 2020. The options expire 5 years after the date of vesting, unless the employee is terminated pursuant to his employment agreement. The options had an aggregate value totaling $9,436,160. Total compensation cost expected to be recognized in future periods for unvested options at August 31, 2017 amounted to $6,378,615. During the year ended August 31, 2017, the Company charged to operations stock-based compensation expense of $3,057,544.

Stock option activity during the years ended August 31, 2017, 2016 and 2015 were as follows:

	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price	Fair Value on Grant Date	Intrinsic Value
Balances as of August 31, 2015	-	$-	$-	$-
Granted	4,550,000	1.32	2,550,380	21,000
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of August 31, 2016	4,550,000	1.32	2,550,380	59,500
Granted	23,800,000	1.97	33,314,610	1,982,000
Exercised	-	-	-	-
Forfeited	-	-	-	-
Balances as of August 31, 2017	28,350,000	$1.86	$35,864,990	$2,041,500

The following table summarizes information relating to exercisable stock options as of August 31, 2017:

Options Exercisable

Number	Weighted Average
of Shares	Exercise Price
4,100,000	$1.29

Aggregate intrinsic value is the sum of the amounts by which the quoted market price of the Company’s stock exceeded the exercise price of the stock options at August 31, 2017. As of August 31, 2017, options to purchase 2,850,000 shares of common stock were exercisable and the intrinsic values of these options are $2,041,500. As of August 31, 2017, the intrinsic value of outstanding options to purchase 25,500,000 shares is $0, as these options to employees vest in future periods.

Weighted-average grant-date fair value for non-vested stock options as of August 31, 2017, 2016 and 2015 were listed as follows:

		Weighted-Average
		Grant Date
		Fair Value
	Shares	Per Share
Unvested, August 31, 2015	-	$-
Granted	4,550,000	0.56
Vested	(50,000)	0.56
Forfeited	-	-
Unvested, August 31, 2016	4,500,000	$0.56
Granted	23,800,000	1.40
Vested	(4,050,000)	1.27
Forfeited	-	-
Unvested, August 31, 2017	24,250,000	$1.27

The fair value of each option on the date of grant is estimated using the Black Scholes option valuation model. The following weighted-average assumptions were used for options granted during the years ended August 31, 2017, 2016 and 2015:

	Years Ended August 31,
	2017	2016	2015
Expected term	4.34 – 6.73 years	5.97 – 7.97 years	-
Expected average volatility	177%-183%	179%	-
Expected dividend yield	-	-	-
Risk-free interest rate	1.17% - 2.25%	1.17% - 1.58%	-

The following table summarizes information relating to outstanding and exercisable stock options as of August 31, 2017:

Options Outstanding			Options Exercisable
Number	Weighted Average Remaining Contractual	Weighted Average	Number	Weighted Average
of Shares	life (in years)	Exercise Price	of Shares	Exercise Price
50,000	No expiration	$0.5	50,000	$0.50
4,500,000	5.97	$1.33	1,500,000	$0.75
4,500,000	6.11	$1.33	-	$-
4,500,000	6.17	$1.33	-	$-
3,750,000	5.34	$1.83	1,250,000	$1.25
6,000,000	6.34	$2.67	-	$-
50,000	4.34	$1.25	50,000	$1.25
5,000,000	6.73	$2.38	-	$-
28,350,000			2,850,000

2017 Equity Incentive Plan

On July 30, 2017, the Board of Directors of the Company approved, and on July 31, 2017 the shareholders of the Company approved, the Airborne Wireless Network 2017 Stock Option Plan (the “2017 Plan”). The 2017 Plan permits the Company to issue up to 10,000,000 shares of common stock upon exercise of options granted to selected employees, directors, consultants and advisers. The options may be either “incentive stock options” (as such term is defined in the Internal Revenue Code of 1986) or options that are not intended to qualify as “incentive stock options” (these are referred to as “non-qualified options”). Incentive stock options may be granted only to employees. The 2017 Plan is administered by the Board or, at the discretion of the Board, a Board committee. The administrator determines who will receive options and the terms of the options, including the exercise price, expiration date, vesting and the number of shares. The exercise price of each stock option may not be less than the fair market value of the Common Stock on the date of grant, although the exercise price of any incentive stock option granted to a 10% Shareholder may not be less than 110% of the fair market value on the grant date. Options may be exercisable (“vest”) immediately or in increments based on time and/or performance criteria as determined by the administrator. The term of any option may not exceed 10 years (five years for any incentive stock option granted to a 10% shareholder), and unless otherwise determined by the administrator, each option must terminate no later than three months after the termination of the optionee’s employment (one year in the event of death or disability). Subject to a few minor exceptions, options may not be transferred other than by will or by the laws of descent and distribution. The 2017 Plan will expire on December 31, 2026.

As of August 31, 2017, no options had been granted under the 2017 Plan.